Financing Arrangements Details (Details)											1 Months Ended																3 Months Ended			12 Months Ended			15 Months Ended	19 Months Ended
	Feb. 03, 2015 USD ($) director $ / shares shares	Jul. 30, 2014 USD ($) director	Jul. 14, 2014 USD ($) director $ / shares shares	Jun. 24, 2014 USD ($) director	Jun. 17, 2014 USD ($) director $ / shares	May. 30, 2014 USD ($)	May. 29, 2014 USD ($)	May. 19, 2014 USD ($)	May. 12, 2014 USD ($)	Feb. 12, 2014 USD ($)	Feb. 28, 2015 USD ($) director $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Aug. 31, 2014 USD ($)	Jul. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	May. 31, 2014 USD ($)	Apr. 30, 2014 USD ($) shares	Mar. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) shares	Jan. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Feb. 28, 2013 USD ($) $ / shares shares	Oct. 31, 2012 USD ($) $ / shares shares	Sep. 30, 2011 USD ($) $ / shares shares	Mar. 31, 2011 USD ($) $ / shares shares	Nov. 30, 2010 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2014 USD ($)	Aug. 31, 2013 USD ($)	Dec. 31, 2014 USD ($) director $ / shares shares	Feb. 28, 2014 USD ($) shares	Dec. 31, 2013 USD ($) director $ / shares shares	Mar. 31, 2015 USD ($) director $ / shares	Dec. 31, 2012 USD ($) $ / shares shares	Apr. 13, 2015 $ / shares shares	Mar. 27, 2015 $ / shares	Jun. 18, 2014 USD ($)	Jan. 14, 2014 $ / shares shares	Sep. 30, 2013 $ / shares	Apr. 30, 2013 USD ($) $ / shares
Financing Arrangements (Textual)
Issuance of shares																														$ 5,579,208		$ 1,197,550
Issuance of common stock related to debt modifications																														$ 1,000,000
Warrants outstanding (in shares) | shares												8,903,348									407,904									8,903,348		407,904		1,557,980
Principal amount of debt converted														$ 6,301,241						$ 986,793												$ 6,744,139
Conversion of debt, shares issued | shares														5,139,169						246,867												1,854,638
Debt conversion rate (in dollars per share) | $ / shares																																							$ 4.00
Conversion of debt into equity																											$ 250,000	$ 986,793		$ 7,288,025		$ 11,063,816
Amount outstanding												$ 4,782,538									$ 7,171,252						5,224,795			4,782,538		7,171,252	$ 5,224,795
Accrued interest												182,184									1,953,502						$ 119,905			182,184		1,953,502	$ 119,905
Principal amount of debt with beneficial conversion feature, converted upon completion of IPO												6,000,000																		6,000,000
Interest expense related to beneficial conversion feature																														1,612,251
Debt default amount												$ 0									$ 1,675,061									$ 0		$ 1,675,061
Merger Transaction | DE2
Financing Arrangements (Textual)
Long term debt assumed										$ 85,105
Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement | shares												2,229,702		3,289,086							232,450									2,229,702		232,450
Period of warrant														5 years																5 years
Exercise price of warrants (in dollars per share) | $ / shares												$ 2.00		$ 1.88																$ 2.00
Fair value of warrants issued during period																																$ 157,000
Price of warrants expressed as a percentage of the initial public offering price, upon conversion of debt														125.00%
Common Stock Warrants | Minimum
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares																					$ 4.00											$ 4.00
Common Stock Warrants | Maximum
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares																					$ 5.00											$ 5.00
Common Stock Warrants | Subsequent Event
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares												1.15																		1.15
Common Stock Warrants | Private Placement | Subsequent Event
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares												$ 1.15																		$ 1.15
Prime Rate
Financing Arrangements (Textual)
Variable interest rate at end of period												3.25%									3.25%						3.25%			3.25%		3.25%	3.25%
Director | Common Stock Warrants
Financing Arrangements (Textual)
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price			125.00%
Shares that may be purchased under warrant agreement | shares			2,250,000
Period of warrant			5 years
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.88
Number of directors | director			2
Senior Secured Lender | Common Stock Warrants | Private Placement | Subsequent Event
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement | shares												745,706																		745,706
Exercise price of warrants (in dollars per share) | $ / shares												$ 0.92																		$ 0.92
Common Stock
Financing Arrangements (Textual)
Gross proceeds from issuance of stock																																$ 1,276,000
Issuance of shares																														$ 454		$ 3,190
Issuance of common stock related to debt modifications (in shares) | shares																														666,667
Share price (in dollars per share) | $ / shares																					$ 4.00											$ 4.00
Issuance of common stock related to debt modifications																														$ 67
Common Stock | IPO
Financing Arrangements (Textual)
Gross proceeds from issuance of stock			$ 6,750,000
Share price (in dollars per share) | $ / shares			$ 1.50
Common Stock | Senior Secured Lender
Financing Arrangements (Textual)
Issuance of common stock related to debt modifications (in shares) | shares			666,667
Share price (in dollars per share) | $ / shares			$ 1.50
Issuance of common stock related to debt modifications			$ 1,000,000
Short term notes payable | Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement | shares																				821,250																		821,250
Exercise price of warrants (in dollars per share) | $ / shares																				$ 3.60																		$ 3.60
Warrants related to short term notes that were converted into equity | shares																				302,500
Fair value of warrants issued during period																														$ 573
Total borrowings																															$ 3,285,000
Warrants issued equal to percentage of principal amount of debt																				25.00%
Short term notes payable | Common Stock Warrants | Minimum
Financing Arrangements (Textual)
Period of warrant																				3 years
Short term notes payable | Common Stock Warrants | Maximum
Financing Arrangements (Textual)
Period of warrant																				5 years
Short term notes payable | Common Stock Warrants | Subsequent Event
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement | shares																																			821,250
Exercise price of warrants (in dollars per share) | $ / shares																																			$ 1.40
Short term notes payable | Director | Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement | shares																			718,750												718,750
Total borrowings																															$ 2,875,000
Conversion Agreement | Common Stock Warrants
Financing Arrangements (Textual)
Period of warrant												5 years
Exercise price of warrants (in dollars per share) | $ / shares												$ 2.00																		$ 2.00
Financial Commitment Letter July 2014 | Director | Private Placement
Financing Arrangements (Textual)
Number of directors | director											1
Financial Commitment Letter July 2014 | Director | Private Placement | Subsequent Event
Financing Arrangements (Textual)
Number of directors | director											1
Financial Commitment Letter July 2014 | Director | Common Stock Warrants | Private Placement
Financing Arrangements (Textual)
Period of warrant											5 years
Exercise price of warrants (in dollars per share) | $ / shares											$ 1.15
Financial Commitment Letter July 2014 | Director | Common Stock Warrants | Private Placement | Subsequent Event
Financing Arrangements (Textual)
Period of warrant											5 years
Exercise price of warrants (in dollars per share) | $ / shares											$ 1.15
Line of credit | Director
Financing Arrangements (Textual)
Amount outstanding												$ 1,100,000															$ 1,100,000			$ 1,100,000			$ 1,100,000
Senior Secured Note Payable, due August 2013
Financing Arrangements (Textual)
Maximum borrowing capacity under financing agreement																						$ 2,500,000	$ 1,500,000
Borrowings during period																						$ 1,000,000
Debt payoff premium accrued as interest expense																																$ 750,000
Repayments of debt							$ 2,000,000
Effective interest rate (as a percentage)																						38.00%
Amount outstanding							150,660														$ 1,562,500											1,562,500
Senior Secured Note Payable, due August 2013 | Minimum
Financing Arrangements (Textual)
Interest rate (as a percentage)																							10.00%
Default interest rate (as a percentage)																							14.00%
Senior Secured Note Payable, due August 2013 | Maximum
Financing Arrangements (Textual)
Interest rate (as a percentage)																							16.00%
Default interest rate (as a percentage)																							20.00%
Senior Secured Note Payable, due August 2013 | Director | Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement | shares																						281,250
Exercise price of warrants (in dollars per share) | $ / shares																						$ 4.00
Fair value of warrants issued during period																						$ 205,000
Senior Secured Note Payable, due August 2013 | Senior Secured Lender | Common Stock Warrants
Financing Arrangements (Textual)
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price														80.00%
Shares that may be purchased under warrant agreement | shares														571,708								238,212	76,228
Exercise price of warrants (in dollars per share) | $ / shares														$ 1.20								$ 2.88	$ 9.00
Value of warrants outstanding												$ 146,000									309,000									146,000		309,000
Financing costs																						$ 62,500
Senior Secured Note Payable, due August 2013 | Forbearance Agreement
Financing Arrangements (Textual)
Interest expense																														1,000,000
Senior Secured Note Payable, due August 2013 | Forbearance Agreement | Common Stock | Expected
Financing Arrangements (Textual)
Issuance of shares																		$ 1,000,000
Senior Secured Note Payable, due August 2013 | Second Forbearance Agreement
Financing Arrangements (Textual)
Repayments of debt								$ 500,000
Common stock share price expressed as a percentage of the lowest price per share of common stock issued to any investor in the Company if the stock is not publicly traded on or before July 15, 2014								80.00%
Senior Secured Note Payable, due August 2013 | Notes payable
Financing Arrangements (Textual)
Repayments of debt														$ 150,660
Interest paid														2,559
Unsecured Convertible Note Payable with the Senior Secured Lender | Convertible notes payable | Senior Secured Lender
Financing Arrangements (Textual)
Interest rate (as a percentage)						10.00%
Percentage of the conversion terms offered in the Convertible Notes, due June 2015, used as basis to determine the conversion terms of the specified debt instrument						90.00%
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price						125.00%
Borrowings						$ 150,660
Secured Convertible Notes, due June Through August 2014
Financing Arrangements (Textual)
Amount outstanding																					770,000											770,000
Secured Convertible Notes, due June Through August 2014 | Loan Modification Agreement
Financing Arrangements (Textual)
Repayments of debt									$ 150,000
Loan modification discount									$ 40,000
Secured Convertible Notes, due June Through August 2014 | Convertible notes payable
Financing Arrangements (Textual)
Interest rate (as a percentage)																													10.00%
Repayments of debt																														660,000
Debt term																													1 year
Increase in interest rate due to default (as a percentage)																													5.00%
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)																													75.00%
Principal amount of debt converted																														70,000
Accrued interest on debt converted																														$ 1,764
Debt conversion rate (in dollars per share) | $ / shares												$ 4.00																		$ 4.00
Interest paid																														$ 66,055
Total borrowings																													$ 770,000
Amount outstanding												$ 0																		0
Notes Payable to Directors and Affiliates
Financing Arrangements (Textual)
Amount outstanding												$ 1,350,000									2,350,000						$ 1,850,000			1,350,000		2,350,000	1,850,000
Notes Payable to Directors and Affiliates | Directors and Affiliates
Financing Arrangements (Textual)
Repayments of debt														1,731,781
Notes Payable to Directors and Affiliates | Related Party Loan One | Director
Financing Arrangements (Textual)
Interest rate (as a percentage)																										6.00%
Borrowings																										$ 300,000
Monthly installment amount																										9,127
Value of common stock issued as consideration for the debt issuance																										$ 69,937
Number of common shares issued as consideration for the debt issuance | shares																										17,484
Notes Payable to Directors and Affiliates | Related Party Loan Two | Directors and Affiliates
Financing Arrangements (Textual)
Borrowings																																		$ 1,000,000
Stated effective interest rate for the first 60 days (as percentage)																																		24.00%
Stated effective interest rate after the first 60 days (as a percentage)																																		40.00%
Notes Payable to Directors and Affiliates | Related Party Loan Three | Director
Financing Arrangements (Textual)
Borrowings																							$ 1,105,000
Shares owned by President/CEO as security for related party note payable | shares																							86,875
Stock options owned by President/CEO as security for related party note payable | shares																							136,250
Notes Payable to Directors and Affiliates | Related Party Loan Three | Director | Minimum
Financing Arrangements (Textual)
Interest rate (as a percentage)																							4.50%
Notes Payable to Directors and Affiliates | Related Party Loan Three | Director | Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement | shares																							50,000
Exercise price of warrants (in dollars per share) | $ / shares																							$ 4.00
Notes Payable to Directors and Affiliates | Related Party Loan Three | Director | Prime Rate
Financing Arrangements (Textual)
Basis spread on variable rate																							1.25%
Notes Payable to Directors and Affiliates | Related Party Loan Four | Director
Financing Arrangements (Textual)
Borrowings																					$ 3,093,332											3,093,332
Related party transaction, refinance of note as part of new debt issuance, principal amount																																250,000
Related party transaction, refinance of note as part of new debt issuance, interest amount																																$ 43,332
Number of directors | director																																2
Notes Payable to Directors and Affiliates | Related Party Loan Five | Director
Financing Arrangements (Textual)
Interest rate (as a percentage)																		24.00%										24.00%
Default interest rate (as a percentage)																	48.00%
Interest expense																														$ 890,624
Borrowings																		$ 1,500,000										$ 1,500,000
Common stock issued as consideration for the debt issuance, expressed as a percentage of the principal amount of the debt issued																		12.50%
Value of common stock issued as consideration for the debt issuance																		$ 187,500
Number of common shares issued as consideration for the debt issuance | shares																		78,125												382,809
Share price of the common shares issued as consideration for the debt issuance | $ / shares																		$ 2.40
Additional common stock owed, expressed as a percentage of the principal amount outstanding, that is due on each fifth business day as long as any portion of the principal amount of the loan is outstanding																	3.125%
Additional common stock value owed, that is due on each fifth business day as long as any portion of the principal amount of the loan is outstanding																	$ 46,875
Additional common stock shares owed, that is due on each fifth business day as long as any portion of the principal amount of the loan is outstanding | shares																	19,531
Notes Payable to Directors and Affiliates | Related Party Loan Six | Director
Financing Arrangements (Textual)
Total borrowings																														$ 3,690,000			$ 1,850,000
Number of directors | director																														3			2
Notes Payable to Directors and Affiliates | Short term notes payable | Directors and Affiliates
Financing Arrangements (Textual)
Interest rate (as a percentage)			10.00%
Principal amount of debt converted			$ 3,375,000
Accrued interest on debt converted			$ 204,134
Conversion of debt, shares issued | shares			2,982,611
Notes Payable to Directors and Affiliates | Tranche One | Related Party Loan Six | Director
Financing Arrangements (Textual)
Total borrowings																														$ 1,925,000			$ 400,000
Notes Payable to Directors and Affiliates | Letter Agreement
Financing Arrangements (Textual)
Borrowings during period															$ 450,000
Notes Payable to Directors and Affiliates | Notes payable | Related Party Loan Six | Director
Financing Arrangements (Textual)
Interest rate (as a percentage)												10.00%															10.00%			10.00%			10.00%
Notes Payable to Directors and Affiliates | Notes payable | Conversion Agreement | Director
Financing Arrangements (Textual)
Interest rate (as a percentage)					10.00%
Number of directors | director					2
Amount of debt convertible upon completion of IPO					$ 1,050,000
Notes Payable to Directors and Affiliates | Notes payable | Conversion Agreement | Director | Conversion terms if IPO is completed on or before July 31, 2014
Financing Arrangements (Textual)
Discount on conversion price, expressed as a percentage at which the shares of the Company's stock are sold in the offering					20.00%
Notes Payable to Directors and Affiliates | Notes payable | Conversion Agreement | Director | Common Stock Warrants
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares					$ 1.875
Percentage warrant coverage awarded upon conversion of the debt					100.00%
Price of warrants expressed as a percentage of the initial public offering price, upon conversion of debt					125.00%
Notes Payable to Directors and Affiliates | Notes payable | Letter Agreement | Director
Financing Arrangements (Textual)
Interest rate (as a percentage)				10.00%
Number of directors | director				2
Amount of debt convertible upon completion of IPO				$ 900,000
Notes Payable to Directors and Affiliates | Notes payable | Financial Commitment Letter July 2014 | Director | Subsequent Event
Financing Arrangements (Textual)
Interest rate (as a percentage)											10.00%
Principal amount of debt, maturity date extended											$ 450,000
Notes Payable to Directors and Affiliates | Line of credit | Directors and Affiliates
Financing Arrangements (Textual)
Amount outstanding												$ 1,000,000															$ 1,000,000			$ 1,000,000			$ 1,000,000
Accrued interest												$ 62,315															96,630			62,315			96,630
Beneficial conversion feature			$ 250,000																								83,000			146,000
Amortization expense																														$ 104,165
Notes Payable to Directors and Affiliates | Line of credit | Director | Private Placement
Financing Arrangements (Textual)
Principal amount of debt converted	$ 250,000
Number of directors | director	1
Notes Payable to Directors and Affiliates | Line of credit | Director | Private Placement | Subsequent Event
Financing Arrangements (Textual)
Principal amount of debt converted	$ 250,000
Number of directors | director	1
Notes Payable to Directors and Affiliates | Line of credit | Related Party Loan Six | Director
Financing Arrangements (Textual)
Interest rate (as a percentage)												10.00%																		10.00%
Number of directors | director																														1
Maximum borrowing capacity												$ 1,500,000															1,000,000			$ 1,500,000			1,000,000
Amount outstanding															$ 1,500,000
Notes Payable to Directors and Affiliates | Line of credit | Related Party Loan Six | Director | Conversion terms if IPO is completed on or before July 31, 2014
Financing Arrangements (Textual)
Discount on conversion price, expressed as a percentage at which the shares of the Company's stock are sold in the offering												20.00%																		20.00%
Notes Payable to Directors and Affiliates | Line of credit | Letter Agreement | Director
Financing Arrangements (Textual)
Interest rate (as a percentage)				10.00%
Principal amount of debt converted			$ 500,000
Conversion of debt, shares issued | shares			416,667
Amount outstanding			$ 1,500,000
Amount of debt convertible upon completion of IPO				$ 500,000
Proceeds from one or more private placements of debt or equity securities that would trigger the debt instrument to become due				$ 10,000,000
Notes Payable to Directors and Affiliates | Line of credit | Letter Agreement | Director | Common Stock Warrants
Financing Arrangements (Textual)
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price			125.00%
Shares that may be purchased under warrant agreement | shares			333,333
Period of warrant			5 years
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.88
Notes Payable to Directors and Affiliates | Line of credit | Financial Commitment Letter July 2014 | Director
Financing Arrangements (Textual)
Maximum borrowing capacity under financing agreement		$ 2,500,000
Interest rate (as a percentage)		10.00%									10.00%
Default interest rate (as a percentage)		18.00%
Total borrowings																											350,000
Number of directors | director		2
Amount outstanding												$ 350,000															450,000			$ 350,000			450,000
Accrued interest												9,465															22,123			9,465			22,123
Amount outstanding, including accrued interest												$ 359,466															$ 472,000			359,466			$ 472,000
Principal amount of debt, maturity date extended											$ 450,000
Notes Payable to Directors and Affiliates | Line of credit | Financial Commitment Letter July 2014 | Director | Subsequent Event
Financing Arrangements (Textual)
Interest rate (as a percentage)											10.00%
Total borrowings																														$ 350,000
Principal amount of debt, maturity date extended											$ 450,000
Notes Payable to Directors and Affiliates | Line of credit | Financial Commitment Letter July 2014 | Director | Private Placement
Financing Arrangements (Textual)
Principal amount of debt converted											250,000
Notes Payable to Directors and Affiliates | Line of credit | Financial Commitment Letter July 2014 | Director | Private Placement | Subsequent Event
Financing Arrangements (Textual)
Principal amount of debt converted											$ 250,000
Notes Payable to Directors and Affiliates | Convertible notes payable | Related Party Loan Six | Director
Financing Arrangements (Textual)
Principal amount of debt converted			$ 265,000
Accrued interest on debt converted			$ 6,763
Conversion of debt, shares issued | shares			226,468
Notes Payable to Directors and Affiliates | Convertible notes payable | Related Party Loan Six | Director | Conversion terms if IPO is completed on or before July 31, 2014 and minimum proceeds from equity offering is not met
Financing Arrangements (Textual)
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)																														80.00%
Convertible Notes, due March 2015, interest at 10%
Financing Arrangements (Textual)
Interest rate (as a percentage)																					10.00%											10.00%
Amount outstanding																					$ 575,000											$ 575,000
Convertible Notes, due March 2015, interest at 10% | Convertible notes payable
Financing Arrangements (Textual)
Principal amount of debt, modification of terms																$ 350,000
Principal and accrued interest reclassified																$ 356,616
Interest rate (as a percentage)																					10.00%											10.00%
Principal amount of debt converted			$ 225,000
Accrued interest on debt converted			$ 15,015
Conversion of debt, shares issued | shares			177,786
Borrowings																					$ 575,000											$ 575,000
Amount outstanding			$ 225,000
Convertible Notes, due March 2015, interest at 10% | Convertible notes payable | Tranche One
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement | shares																					87,500											87,500
Exercise price of warrants (in dollars per share) | $ / shares																					$ 4.00											$ 4.00
Effective interest rate (as a percentage)																					19.00%											19.00%
Borrowings																					$ 350,000											$ 350,000
Convertible Term Loans, due December 2016, interest at 10%
Financing Arrangements (Textual)
Interest rate (as a percentage)												10.00%									10.00%						10.00%			10.00%		10.00%	10.00%
Borrowings during period							$ 1,950,000
Maximum borrowings under the investor term loan, proceeds which may be used for repayments to the Senior Secured Lender																		$ 3,400,000										3,400,000
Amount outstanding												$ 2,300,000									$ 500,000						$ 2,300,000			$ 2,300,000		$ 500,000	$ 2,300,000
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable
Financing Arrangements (Textual)
Maximum borrowing capacity under financing agreement																					4,000,000											$ 4,000,000
Maximum additional borrowing capacity																					$ 4,000,000
Interest rate (as a percentage)																					10.00%											10.00%
Borrowings during period																														3,300,000
Principal amount of debt converted			1,000,000
Accrued interest on debt converted			$ 58,630
Conversion of debt, shares issued | shares			980,213
Amount outstanding			$ 2,300,000									2,300,000															2,300,000			2,300,000			2,300,000				$ 3,250,000
Accrued interest												$ 140,275															196,986			140,275			$ 196,986
Amount outstanding, including accrued interest																					$ 502,603											$ 502,603
Amount of debt convertible upon completion of IPO																																					$ 1,000,000
Beneficial conversion feature			$ 894,444																											0
Interest expense related to beneficial conversion feature																											$ 894,444			894,444
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Minimum
Financing Arrangements (Textual)
Increase in interest rate due to default (as a percentage)																					2.00%
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Maximum
Financing Arrangements (Textual)
Increase in interest rate due to default (as a percentage)																					4.00%
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Common Stock Warrants
Financing Arrangements (Textual)
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price			125.00%
Shares that may be purchased under warrant agreement | shares			705,753
Period of warrant			5 years
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.875
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Amendment,, first conversion right
Financing Arrangements (Textual)
Debt conversion rate expressed as a percentage of the price based on the terms offered in the Convertible Subordinated Note, due June 2015									90.00%
Conversion right extension period following closing date of IPO									120 days
Percentage warrant coverage awarded upon conversion of the debt									100.00%
Price of warrants expressed as a percentage of the initial public offering price, upon conversion of debt									125.00%
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Amendment, second conversion right
Financing Arrangements (Textual)
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)									125.00%
Percentage warrant coverage awarded upon conversion of the debt									100.00%
Convertible Subordinated Notes, due March 2012, interest at 6%
Financing Arrangements (Textual)
Interest rate (as a percentage)																					6.00%											6.00%
Amount outstanding																					$ 112,561											$ 112,561
Convertible Subordinated Notes, due March 2012, interest at 6% | Convertible notes payable
Financing Arrangements (Textual)
Interest rate (as a percentage)																									6.00%
Principal amount of debt converted														$ 100,000						$ 14,422		$ 200,000
Conversion of debt, shares issued | shares														25,000										124,449
Debt conversion rate (in dollars per share) | $ / shares																								$ 9.00	$ 9.00
Debt conversion rate, expressed as a percentage below the per share offering price of securities for sale																									25.00%
Conversion of debt into equity																								$ 1,120,000
Interest paid														$ 19,644
Borrowings																									$ 1,432,561
Convertible Subordinated Notes, due March 2012, interest at 6% | Convertible notes payable | Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement | shares																									107,442
Exercise price of warrants (in dollars per share) | $ / shares																									$ 4.00
Convertible Subordinated Notes, due April 2015, interest at 9%
Financing Arrangements (Textual)
Interest rate (as a percentage)																					9.00%											9.00%
Amount outstanding																					$ 200,000											$ 200,000
Convertible Subordinated Notes, due April 2015, interest at 9% | Convertible notes payable
Financing Arrangements (Textual)
Interest rate (as a percentage)																																								9.00%
Principal amount of debt converted														200,000
Accrued interest on debt converted														$ 21,699
Conversion of debt, shares issued | shares														55,424
Debt conversion rate (in dollars per share) | $ / shares																																								$ 4.00
Borrowings																																								$ 200,000
Convertible Subordinated Notes, due February 2015, interest at 0% | Convertible notes payable
Financing Arrangements (Textual)
Repayments of debt																														$ 100,000
Borrowings																			$ 100,000												$ 100,000
Minimum amount of equity offering to trigger outstanding debt to become due																			5,000,000
Convertible Subordinated Notes, due June 2015, interest at 8% | Convertible notes payable
Financing Arrangements (Textual)
Interest rate (as a percentage)																8.00%
Principal amount of debt converted														$ 330,000
Conversion of debt, shares issued | shares														275,000
Interest paid														$ 5,017
Borrowings																$ 330,000
Series Subordinated Notes, due April 2015 Stated interest rate of 12%, effective interest of 38%
Financing Arrangements (Textual)
Interest rate (as a percentage)												12.00%									12.00%						12.00%			12.00%		12.00%	12.00%
Effective interest rate (as a percentage)																					38.00%											38.00%
Principal amount of debt converted																				250,000
Accrued interest on debt converted																				$ 650,647
Conversion of debt, shares issued | shares																				225,162
Debt conversion rate (in dollars per share) | $ / shares																				$ 4.00
Monthly installment amount												$ 50,000
Total borrowings																																$ 430,000		$ 7,800,000
Maximum period for debt maturity date extension																																		90 days
Amount outstanding												613,808									$ 863,808						$ 582,715			$ 613,808		863,808	$ 582,715
Accrued interest												$ 100,745									$ 104,096									$ 100,745		$ 104,096
Series Subordinated Notes, due April 2015 Stated interest rate of 12%, effective interest of 38% | Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement | shares																					35,688											35,688		780,000
Exercise price of warrants (in dollars per share) | $ / shares																																		$ 4.00
Warrants outstanding (in shares) | shares																					75,000											75,000
Notes Payable, due February 2015, interest at 10%
Financing Arrangements (Textual)
Interest rate (as a percentage)																					10.00%											10.00%
Amount outstanding																					$ 100,000											$ 100,000
Notes Payable, due February 2015, interest at 10% | Short term notes payable | Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement | shares												821,250																		821,250
Exercise price of warrants (in dollars per share) | $ / shares												$ 3.60																		$ 3.60
Warrants related to short term notes that were converted into equity | shares												302,500																		302,500
Fair value of warrants issued during period																														$ 573
Total borrowings																														$ 3,285,000
Warrants issued equal to percentage of principal amount of debt																														25.00%
Notes Payable, due February 2015, interest at 10% | Short term notes payable | Common Stock Warrants | Minimum
Financing Arrangements (Textual)
Period of warrant																														3 years
Notes Payable, due February 2015, interest at 10% | Short term notes payable | Common Stock Warrants | Maximum
Financing Arrangements (Textual)
Period of warrant																														5 years
Notes Payable, due February 2015, interest at 10% | Short term notes payable | Director | Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement | shares												718,750																		718,750
Total borrowings																														$ 2,875,000
Number of directors | director																														2
Notes Payable, due February 2015, interest at 10% | Notes payable
Financing Arrangements (Textual)
Interest rate (as a percentage)																				10.00%	10.00%											10.00%
Repayments of debt																														$ 250,000
Interest paid																														13,233
Borrowings																				$ 150,000	$ 100,000											$ 100,000
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12%
Financing Arrangements (Textual)
Amount outstanding												$ 74,486															74,486			74,486			$ 74,486
Proceeds from one or more private placements of debt or equity securities that would trigger the debt instrument to become due																											$ 10,000,000			$ 10,000,000
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12% | Minimum
Financing Arrangements (Textual)
Interest rate (as a percentage)												8.25%															8.25%			8.25%			8.25%
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12% | Maximum
Financing Arrangements (Textual)
Interest rate (as a percentage)												12.00%															12.00%			12.00%			12.00%
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12% | Merger Transaction | DE2
Financing Arrangements (Textual)
Long term debt assumed																				$ 74,486
Proceeds from one or more private placements of debt or equity securities that would trigger the debt instrument to become due																			$ 10,000,000
Note Payable, due August 2021, interest at 0%
Financing Arrangements (Textual)
Interest rate (as a percentage)												0.00%															0.00%			0.00%			0.00%
Amount outstanding												$ 192,000															$ 192,000			$ 192,000			$ 192,000
Note Payable, due August 2021, interest at 0% | Notes payable
Financing Arrangements (Textual)
Interest rate (as a percentage)													0.00%
Default interest rate (as a percentage)													20.00%
Borrowings													$ 192,000
Debt premium immediately due if the Company transfers more than a majority of its ownership, expressed as a percentage of the principal balance													30.00%
Default period to trigger increase in interest rate													30 days
Installment Note Payable - Bank
Financing Arrangements (Textual)
Amount outstanding												$ 252,244									$ 137,383						$ 225,594			$ 252,244		$ 137,383	$ 225,594
Installment Note Payable - Bank | Notes payable to bank
Financing Arrangements (Textual)
Borrowings																		330,020										$ 330,020
Monthly installment amount																		$ 9,903
Installment Note Payable - Bank | Notes payable to bank | Minimum
Financing Arrangements (Textual)
Minimum interest rate (as a percentage)																		5.00%
Installment Note Payable - Bank | Notes payable to bank | Prime Rate
Financing Arrangements (Textual)
Basis spread on variable rate																		1.00%
Convertible Preferred Stock Series A
Financing Arrangements (Textual)
Share price (in dollars per share) | $ / shares												$ 1.50															$ 1.50			$ 1.50			$ 1.50
Convertible Preferred Stock Series A | Subsequent Event
Financing Arrangements (Textual)
Share price (in dollars per share) | $ / shares												1.50																		1.50
Convertible Preferred Stock Series A | Private Placement
Financing Arrangements (Textual)
Share price (in dollars per share) | $ / shares												1.50															1.50			1.50			1.50
Convertible Preferred Stock Series A | Private Placement | Subsequent Event
Financing Arrangements (Textual)
Share price (in dollars per share) | $ / shares																																				$ 1.50
Convertible Preferred Stock Series B
Financing Arrangements (Textual)
Share price (in dollars per share) | $ / shares	$ 1.15																										1.15						1.15
Convertible Preferred Stock Series B | Subsequent Event
Financing Arrangements (Textual)
Share price (in dollars per share) | $ / shares												$ 1.15																		$ 1.15
Convertible Preferred Stock Series B | Private Placement
Financing Arrangements (Textual)
Share price (in dollars per share) | $ / shares																											$ 1.15						$ 1.15
Convertible Preferred Stock Series B | Private Placement | Subsequent Event
Financing Arrangements (Textual)
Share price (in dollars per share) | $ / shares																																				$ 1.15
Convertible Preferred Stock Series B | Director | Private Placement
Financing Arrangements (Textual)
Conversion of debt, shares issued | shares	217,391
Convertible Preferred Stock Series B | Director | Private Placement | Subsequent Event
Financing Arrangements (Textual)
Conversion of debt, shares issued | shares	217,391
Convertible Preferred Stock Series B | Financial Commitment Letter July 2014 | Director | Private Placement
Financing Arrangements (Textual)
Conversion of debt, shares issued | shares											217,391
Convertible Preferred Stock Series B | Financial Commitment Letter July 2014 | Director | Private Placement | Subsequent Event
Financing Arrangements (Textual)
Conversion of debt, shares issued | shares											217,391